LEASE (Details Narrative)	1 Months Ended	12 Months Ended
	May 31, 2014	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022	Dec. 31, 2021 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)
Statement [Line Items]
Lease term of contract		2 years
Operating lease right-of-use asset		$ 999,285	$ 811,021		$ 2,049,775	$ 207,049	¥ 1,389,731
Operating lease discount percentage		4.75%	4.75%	4.75%	4.75%	4.75%	4.75%
Lease expiration date	May 28, 2023	Mar. 31, 2021
Aixin Shangyan Hotel Management [Member]
Statement [Line Items]
Lease term		1 year	9 months
Runcansheng [Member]
Statement [Line Items]
Lease term			2 years 11 months 1 day
Minimum [Member]
Statement [Line Items]
Lease term		4 months 28 days	1 month 28 days
Minimum [Member] | AiXintang Pharmacises [Member]
Statement [Line Items]
Lease term		4 months 13 days	4 months 13 days
Maximum [Member]
Statement [Line Items]
Lease term		3 years 5 months 8 days	3 years 2 months 8 days
Maximum [Member] | AiXintang Pharmacises [Member]
Statement [Line Items]
Lease term		3 years 8 months 1 day	3 years 5 months 1 day